INCOME TAXES (Tables)	3 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) were as follows for the years ended December 31, 2023 and December 31, 2022, respectively (in thousands):

	YEAR ENDED DECEMBER 31,
	2023	2022
Current expense:
State	$3	$3
Total current expense	$3	$3

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate to the loss from operations is summarized for the years ended December 31, 2023 and December 31, 2022 as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2023	2022
Expected income tax benefit at federal statutory rate	$(50,684)	$(30,497)
State income tax expense (benefit), net of federal benefit	(3,568)	(2,495)
Permanent items	1,524	583
R&D credits	(2,322)	(1,261)
Unrecognized tax benefits (FIN 48)	1,054	751
Return to provision true-ups	(420)	(135)
Valuation allowance	54,419	33,057
Income tax expense	$3	$3

Schedule of Deferred Tax Assets and Liabilities
The components of net deferred income taxes were as follows (in thousands):

	AS OF DECEMBER 31,
	2023	2022
Deferred income tax assets
Net operating loss carryforward	$68,254	$52,970
Research and development credits	12,648	9,728
Intangibles	3,289	3,684
Accruals	1,412	696
Stock compensation	8,581	5,130
Capitalized research and development costs	51,772	19,585
Deferred revenue	—	37
Operating lease liabilities	697	1,118
Other	10	—
Gross deferred tax assets	146,663	92,948
Less: Valuation allowance	(146,005)	(91,586)
Total deferred tax assets	658	1,362
Deferred income tax liabilities
Fixed assets	(10)	(35)
Operating lease right-of-use assets	(648)	(1,048)
Other	—	(279)
Total deferred tax liabilities	(658)	(1,362)
Net deferred tax assets (liabilities)	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
The following table summarizes the activity related to the Company’s unrecognized tax benefits (in thousands):

	AS OF DECEMBER 31,
	2023	2022
Beginning balance	$3,597	$2,846
Increases related to current year tax positions	1,054	751
Ending balance	$4,651	$3,597